GENERAL AND ADMINISTRATION	12 Months Ended
Dec. 31, 2023
GENERAL AND ADMINISTRATION [abstract]
GENERAL AND ADMINISTRATION

22.   GENERAL AND ADMINISTRATION

	Years ended December 31,
	2023	2022
General and administration	$55,769	$50,191
Workers' participation	241	954
	56,010	51,145
Share-based payments	8,063	10,311
General and administration	$64,073	$61,456